Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

As at	December 31, 2020	December 31, 2019
Deferred revenue	$8	$4
Customer advances for construction	60	64
Merger commitments	10	14
Other employee benefits	6	6
Deferred payroll taxes (a)	6	—
Petrogas equalization reserve (b)	5	—
Uncertain tax positions (note 20)	21	2
Non-pension retirement benefits	16	—
Other	21	12
	$153	$102
(a)    Represents U.S. federal payroll tax deferrals from the Coronavirus Aid, Relief, and Economic Security (CARES) Act.
(b)    Reserve is held by a wholly owned subsidiary of Petrogas.